SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 7,100	$ 6,593	$ 8,203
FFO	578	707	1,147
Core Office
Disclosure of operating segments [line items]
Revenue	2,198	2,049	2,149
FFO	539	495	582
Core Retail
Disclosure of operating segments [line items]
Revenue	1,510	1,612	1,589
FFO	450	521	707
LP Investments
Disclosure of operating segments [line items]
Revenue	3,387	2,920	4,452
FFO	179	64	268
Corporate
Disclosure of operating segments [line items]
Revenue	5	12	13
FFO	$ (590)	$ (373)	$ (410)